Quarterly Holdings Report
for
Fidelity Freedom® Blend 2030 Fund
June 30, 2024
FBF-Y30-NPRT1-0824
1.9892471.105
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.33% 7/11/24 to 9/26/24 (b) (Cost $3,226,791)	3,240,000	3,226,846

Domestic Equity Funds - 34.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	9,888,288	195,293,680
Fidelity Series Commodity Strategy Fund (c)	206,175	20,054,646
Fidelity Series Large Cap Growth Index Fund (c)	5,441,883	125,598,671
Fidelity Series Large Cap Stock Fund (c)	5,551,610	127,353,944
Fidelity Series Large Cap Value Index Fund (c)	14,531,245	227,704,615
Fidelity Series Small Cap Core Fund (c)	381,589	4,395,906
Fidelity Series Small Cap Opportunities Fund (c)	2,879,033	43,012,758
Fidelity Series Value Discovery Fund (c)	5,492,987	84,042,694
TOTAL DOMESTIC EQUITY FUNDS (Cost $620,504,708)		827,456,914

International Equity Funds - 29.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,914,800	43,984,338
Fidelity Series Emerging Markets Fund (c)	5,208,493	47,970,220
Fidelity Series Emerging Markets Opportunities Fund (c)	10,195,505	191,777,454
Fidelity Series International Growth Fund (c)	6,184,391	113,298,050
Fidelity Series International Index Fund (c)	3,439,876	42,688,855
Fidelity Series International Small Cap Fund (c)	2,019,239	34,428,017
Fidelity Series International Value Fund (c)	9,037,368	114,232,338
Fidelity Series Overseas Fund (c)	8,062,877	113,444,678
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $613,353,953)		701,823,950

Bond Funds - 35.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	68,282	660,970
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	15,691,250	119,724,235
Fidelity Series Corporate Bond Fund (c)	11,235,869	102,695,845
Fidelity Series Emerging Markets Debt Fund (c)	1,544,055	12,059,071
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	408,194	3,612,514
Fidelity Series Floating Rate High Income Fund (c)	241,821	2,171,550
Fidelity Series Government Bond Index Fund (c)	17,338,197	156,737,303
Fidelity Series High Income Fund (c)	1,439,041	12,116,723
Fidelity Series International Developed Markets Bond Index Fund (c)	10,858,044	92,836,273
Fidelity Series Investment Grade Bond Fund (c)	15,572,226	153,853,591
Fidelity Series Investment Grade Securitized Fund (c)	11,382,382	100,051,138
Fidelity Series Long-Term Treasury Bond Index Fund (c)	18,659,955	102,443,151
Fidelity Series Real Estate Income Fund (c)	240,000	2,325,603
TOTAL BOND FUNDS (Cost $959,996,474)		861,287,967

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d)	3,496,599	3,497,298
Fidelity Series Short-Term Credit Fund (c)	36	358
TOTAL SHORT-TERM FUNDS (Cost $3,497,653)		3,497,656

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,200,579,579)	2,397,293,333
NET OTHER ASSETS (LIABILITIES) - 0.0%	(716,152)
NET ASSETS - 100.0%	2,396,577,181

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	3	Sep 2024	351,480	231	231
ICE MSCI Emerging Markets Index Contracts (United States)	104	Sep 2024	5,658,640	6,360	6,360

TOTAL EQUITY INDEX CONTRACTS					6,591

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	836	Sep 2024	91,946,938	579,119	579,119
CBOT 5-Year U.S. Treasury Note Contracts (United States)	512	Sep 2024	54,568,000	264,862	264,862

TOTAL TREASURY CONTRACTS					843,981

TOTAL PURCHASED					850,572

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	108	Sep 2024	29,816,100	(61,121)	(61,121)

TOTAL FUTURES CONTRACTS					789,451
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,226,846.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,337,806	15,548,410	14,388,897	35,457	(21)	-	3,497,298	0.0%
Total	2,337,806	15,548,410	14,388,897	35,457	(21)	-	3,497,298

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	582,785	85,714	16,240	318	8	8,703	660,970
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	106,959,180	13,784,014	1,609,717	43,179	2,970	587,788	119,724,235
Fidelity Series Blue Chip Growth Fund	173,797,243	13,357,562	8,527,580	-	212,026	16,454,429	195,293,680
Fidelity Series Canada Fund	42,148,204	3,805,197	1,297,994	-	(21,831)	(649,238)	43,984,338
Fidelity Series Commodity Strategy Fund	14,544,646	5,697,576	571,012	-	19,807	363,629	20,054,646
Fidelity Series Corporate Bond Fund	98,031,987	8,207,750	2,705,621	1,133,322	986	(839,257)	102,695,845
Fidelity Series Emerging Markets Debt Fund	11,189,066	1,119,538	178,645	175,668	1,407	(72,295)	12,059,071
Fidelity Series Emerging Markets Debt Local Currency Fund	3,475,019	239,110	45,473	-	(319)	(55,823)	3,612,514
Fidelity Series Emerging Markets Fund	44,047,884	3,160,183	1,550,340	-	1,809	2,310,684	47,970,220
Fidelity Series Emerging Markets Opportunities Fund	176,792,560	12,784,959	7,524,925	-	153,322	9,571,538	191,777,454
Fidelity Series Floating Rate High Income Fund	2,001,761	218,703	32,481	47,912	(53)	(16,380)	2,171,550
Fidelity Series Government Bond Index Fund	143,464,570	16,109,004	2,133,552	1,242,236	(2,214)	(700,505)	156,737,303
Fidelity Series Government Money Market Fund 5.42%	10,242	-	10,242	17	-	-	-
Fidelity Series High Income Fund	11,236,521	1,106,723	175,397	184,452	418	(51,542)	12,116,723
Fidelity Series International Developed Markets Bond Index Fund	86,063,632	9,840,360	1,268,222	1,028,269	(11,759)	(1,787,738)	92,836,273
Fidelity Series International Growth Fund	105,753,041	10,824,151	1,552,349	-	(608)	(1,726,185)	113,298,050
Fidelity Series International Index Fund	40,037,710	3,552,478	773,566	-	721	(128,488)	42,688,855
Fidelity Series International Small Cap Fund	33,230,417	2,595,216	487,206	-	(905)	(909,505)	34,428,017
Fidelity Series International Value Fund	106,257,633	10,260,437	2,712,002	-	(31,185)	457,455	114,232,338
Fidelity Series Investment Grade Bond Fund	144,388,324	12,949,707	2,516,306	1,611,615	4,874	(973,008)	153,853,591
Fidelity Series Investment Grade Securitized Fund	95,149,879	7,921,550	2,392,803	1,055,399	287	(627,775)	100,051,138
Fidelity Series Large Cap Growth Index Fund	110,098,024	8,718,550	2,633,672	205,807	5,161	9,410,608	125,598,671
Fidelity Series Large Cap Stock Fund	116,649,527	9,032,355	4,000,916	-	(24,660)	5,697,638	127,353,944
Fidelity Series Large Cap Value Index Fund	208,514,079	26,764,439	3,036,528	-	(22,141)	(4,515,234)	227,704,615
Fidelity Series Long-Term Treasury Bond Index Fund	107,962,286	9,634,332	12,533,714	897,712	(2,785,096)	165,343	102,443,151
Fidelity Series Overseas Fund	106,000,652	10,076,768	2,688,905	-	(2,722)	58,885	113,444,678
Fidelity Series Real Estate Income Fund	2,149,093	206,536	32,480	35,742	174	2,280	2,325,603
Fidelity Series Short-Term Credit Fund	307,407	354	305,846	355	6,815	(8,372)	358
Fidelity Series Small Cap Core Fund	2,021,726	2,917,287	485,301	19,393	(22,780)	(35,026)	4,395,906
Fidelity Series Small Cap Opportunities Fund	51,579,187	2,811,752	10,234,439	-	417,792	(1,561,534)	43,012,758
Fidelity Series Treasury Bill Index Fund	31,766	-	31,766	50	-	-	-
Fidelity Series Value Discovery Fund	77,014,435	10,830,977	1,121,231	-	9,421	(2,690,908)	84,042,694
	2,221,490,486	218,613,282	75,186,471	7,681,446	(2,088,275)	27,740,167	2,390,569,189

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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